INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Numerator:
Net income attributable to the Company - basic (in dollars)		$ 96,527	$ 69,620	$ 51,994
Net income attributable to the Company - diluted (in dollars)	[1]	$ 96,877	$ 69,620	$ 51,994
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share		58,612,596	57,926,333	56,167,592
Effect of dilutive securities
Convertible Bond		644,850	0	0
Share options		839,425	482,623	206,506
Restricted shares		37,332	17,686	38,371
Weighted average ordinary shares outstanding used in computing diluted income per share		60,134,203	58,426,642	56,412,469
Income per share - basic (in dollars per share)		$ 1.65	$ 1.2	$ 0.93
Income per share - diluted (in dollars per share)		$ 1.61	$ 1.19	$ 0.92

[1]	For the year ended June 30, 2015, interest accretion related to the Convertible Bond of $350 is added back to derive net income attributable to the Company for computing diluted income per share.